Document And Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY VARIABLE CONTRACT REAL PROPERTY ACC
Entity Central Index Key	0000829114
Entity Filer Category	Non-accelerated Filer